Other Current Assets (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Other Current Assets [Abstract]
Tax receivables and assets	$ 15.1	$ 12.8
Client reimbursables	7.8	6.3
Fuel	2.9	2.1
Deferred finance charges	0.0	0.8
Other	1.5	1.1
Total	$ 27.3	$ 23.1